Loans and advances and deposits held at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Less: allowance for impairment		£ (4,690)
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Less: allowance for impairment		(4,652)	£ (4,620)
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	£ 44,037,099	35,923,730
Barclays Bank Group [member] | Deposits at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	199,337	399,189
Barclays Bank Group [member] | Banks [member] | Deposits at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	15,569	12,335
Barclays Bank Group [member] | Customers [member] | Deposits at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	183,768	386,854
Barclays Bank Group [member] | Loans and advances at amortised cost excluding debt securities at amortised cost [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	138,957	327,871
Less: allowance for impairment	(3,838)	(4,652)
Financial assets at amortised cost	135,119	323,219
Barclays Bank Group [member] | Loans and advances at amortised cost excluding debt securities at amortised cost [Member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	10,229	11,179
Less: allowance for impairment	(1)	0
Financial assets at amortised cost	10,228	11,179
Barclays Bank Group [member] | Loans and advances at amortised cost excluding debt securities at amortised cost [Member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	128,728	316,692
Less: allowance for impairment	(3,837)	(4,652)
Financial assets at amortised cost	124,891	312,040
Barclays Bank Group [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	1,845	1,371
Less: allowance for impairment	(5)	0
Financial assets at amortised cost	1,840	1,371
Barclays Bank Group [member] | Debt securities [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	0	0
Less: allowance for impairment	0	0
Financial assets at amortised cost	0	0
Barclays Bank Group [member] | Debt securities [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	1,845	1,371
Less: allowance for impairment	(5)	0
Financial assets at amortised cost	1,840	1,371
Barclays Bank Group [member] | Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	140,802	329,242
Less: allowance for impairment	(3,843)	(4,652)
Financial assets at amortised cost	136,959	324,590
Barclays Bank Group [member] | Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	10,229	11,179
Less: allowance for impairment	(1)	0
Financial assets at amortised cost	10,228	11,179
Barclays Bank Group [member] | Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	130,573	318,063
Less: allowance for impairment	(3,842)	(4,652)
Financial assets at amortised cost	£ 126,731	£ 313,411